Class K [Member] Expense Example - Class K - BLACKROCK 80/20 TARGET ALLOCATION FUND - Class K	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	101
Expense Example, with Redemption, 5 Years	178
Expense Example, with Redemption, 10 Years	$ 404